Inventories (Tables)	6 Months Ended
Jul. 02, 2011
Inventory, Net [Abstract]
Components of Inventories

	July 2, 2011	December 25, 2010
	(in millions)
Finished goods	$209.2	$184.7
Work in process	27.3	20.0
Raw materials and supplies	89.4	74.4
Total inventories	$325.9	$279.1